GOODWILL	12 Months Ended
Dec. 31, 2014
GOODWILL
GOODWILL

5.GOODWILL

On December 31, 2013, the Group acquired the fashion-focused site business from Ador Inc. The acquired assets were recorded at fair value at the date of acquisition, including net working capital of $44, goodwill of $690 and other intangible assets of $266.

The changes in the carrying amount of goodwill for the years ended December 31, 2013 and 2014 were as follows:

	2013	2014
	Ador	Ador

Beginning balance	$—	$690
Charge for the year	690	—
Ending balance	690	$690